UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           Seth Tobias
Address:                        153 East 53rd Street
                                Suite 4801
                                New York, NY 10022

13F File Number:  028-03469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Seth Tobias
Title:                          Manager
Phone:                          212-521-5050
Signature, Place, and Date of Signing:

         /s/ S. Tobias            New York, NY                  11-9-99
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    97

Form 13F Information Table Value    $187,220

List of Other Included Managers:    None


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                                                              FORM 13F-HR
                                                         qtr ending 9/30/99

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
American Eagle Outfitters    OTC  IS       02553E106          1500       31000   SH           x                     31000
Apria Healthcare Group Inc   COMMON        037933108          2180      130100   SH           x                    130100
Standard Aotumotive          COMMON        853097103          1247      105000   SH           x                    105000
American Home Products       COMMON        026609107           622       15000   SH           x                     15000
AMR Corp                     COMMON        001765106          3679       67500   SH           x                     67500
Abercrombie & Fitch          COMMON        002896207           681       20000   SH           x                     20000
America Online               COMMON        02364J104          4691       45000   SH           x                     45000
Art Technology Group         OTC  IS       04289L107          1713       45000   SH           x                     45000
At Home Corp. Ser A          OTC  IS       045919107          3116       75200   SH           x                     75200
Atmel Corp.                  OTC  IS       049513104          1352       40000   SH           x                     40000
American Express Co          COMMON        025816109          2700        2000   SH           x                      2000
American XTAL Technology     OTC  IS       030514103           534       25000   SH           x                     25000
Baker Hughes Inc.            COMMON        057224107          1160       40000   SH           x                     40000
BJ Services                  COMMON        055482103          1909       60000   SH           x                     60000
Bristol Myers Squib Co.      COMMON        110122108           506        7500   SH           x                      7500
Anheuser Busch Companies     COMMON        035229103           525        7500   SH           x                      7500
Citigroup Inc.               COMMON        172967101          8844      201000   SH           x                    201000
Continental Airlines Inc.    COMMON        210795308          2620       80000   SH           x                     80000
Cooper Cameron Corp.         COMMON        216640102           944       25000   SH           x                     25000
Creative Biomolecules Inc.   OTC  IS       225270107           649      173000   SH           x                    173000
Champion Intl. Corp.         COMMON        158525105           514       10000   SH           x                     10000
Chevron Corp                 COMMON        166751107           887       10000   SH           x                     10000
Copper Mountain Networks     OTC  IS       217510106          1314       15000   SH           x                     15000
Concur Technologies Inc.     OTC  IS       206708109           484       17000   SH           x                     17000
Corel Corp.                  OTC  IS       21868Q109           667       90000   SH           x                     90000
Delta Air Lines Inc.         COMMON        247361108          2498       51500   SH           x                     51500
DBS Industries Inc New       OTC  IS       233041300           256      100000   SH           x                    100000
Dayton Hudson                COMMON        239753106          1622       27000   SH           x                     27000
Diamond Offshore             COMMON        25271C102          1335       40000   SH           x                     40000
DSP Group                    OTC  IS       23332B106          2193       55000   SH           x                     55000
Dura Pharmaceuticals Inc.    OTC  IS       26632S109          1394      100000   SH           x                    100000
Ensco International Inc.     COMMON        26874Q100          1721       95300   SH           x                     95300
Federated Department Stores  COMMON        31410H101          3242       74200   SH           x                     74200
R&B Falcon Corp              COMMON        74912E101          4331      330000   SH           x                    330000
Federal Mogul Corp           COMMON        313549107          1378       50000   SH           x                     50000
Sprint Corp.                 COMMON        852061100          2577       47500   SH           x                     47500
Freeshop Com. Inc.           OTC  IS       356873109           287       25000   SH           x                     25000
Global Crossing Ltd          OTC  IS       G3921A100          7660      289050   SH           x                    289050
General Electric Co.         COMMON        369604103           593        5000   SH           x                      5000
GAP Inc.                     COMMON        364760108          3856      120500   SH           x                    120500
Goldman Sachs Group Inc.     COMMON        38141G104           305        5000   SH           x                      5000
Grey Wolf Inc.               COMMON        397888108          3600     1200000   SH           x                   1200000
Halliburton Co               COMMON        406216101          6150      150000   SH           x                    150000
Homeseekers.com-pvt place.   OTC  IS       437605108          1875      150000   SH           x                    150000
Igen Inc.                    OTC  IS       449536101          1845       74000   SH           x                     74000
International Paper          COMMON        460146103           961       20000   SH           x                     20000
Jagnotesom Inc.              OTC  IS       47008C106           201       31000   SH           x                     31000
Jagnotes.Com Inc. pvt. Pl.   OTC  IS       47008C106          2118      327400   SH           x                    327400
Johnson & Johnson            COMMON        478160104          5053       55000   SH           x                     55000
J P Morgan                   COMMON        616880100           571        5000   SH           x                      5000
K-Swiss Inc. Cl. A           OTC  IS       482686102          1894       60000   SH           x                     60000
Lear Seating Corp.           COMMON        521865105          1759       50000   SH           x                     50000
Eli Liily & Co.              COMMON        532457108          4461       69500   SH           x                     69500
Loislaw Com Inc              OTC  IS       541431102           290       20000   SH           x                     20000
Lowes Co.                    COMMON        548661107           487       10000   SH           x                     10000
Southwest Airlines Co.       COMMON        844741108          1594      105000   SH           x                    105000
Microchip Technology Inc.    OTC  IS       595017104           256        5000   SH           x                      5000
Medtronic Inc.               COMMON        585055106           731       20000   SH           x                     20000
Merrill Lynch & Co. Inc.     COMMON        590188108           371        5500   SH           x                      5500
MGM Grand Inc.               COMMON        552953101          3067       60000   SH           x                     60000
Merck & Co.                  COMMON        589331107          6481      100000   SH           x                    100000
Medial Manager Corp.         OTC  IS       58461U103          1741       35000   SH           x                     35000
Micron Electronics Inc.      OTC  IS       595100108           525       50000   SH           x                     50000
Morgan Stanley Dean Witter   COMMON        617446448          3122       35000   SH           x                     35000
Nabors Industries Inc.       COMMON        629568106          1250       50000   SH           x                     50000
Newmont Mining Corp.         COMMON        651639106          2329       90000   SH           x                     90000
Network Associates Inc.      OTC  IS       640938106          2869      150000   SH           x                    150000
Pairgain Technologies Inc.   OTC  IS       695934109           637       50000   SH           x                     50000
Asia Pulp and Paper Co.      COMMON        04516V100          1762      300000   SH           x                    300000
Park Place Entmt Corp.       COMMON        700690100          1250      100000   SH           x                    100000
Peapod Inc                   OTC  IS       704718105           352       35000   SH           x                     35000
Radware Ltd                  OTC  IS       M81873107           412       15000   SH           x                     15000
Transocean Offshore Inc.     COMMON        893817106          2297       75000   SH           x                     75000
Rambus Inc.                  OTC  IS       750917106           331        5000   SH           x                      5000
Royal Olympic Cruise Lines   OTC  IS       780636106           857      343000   SH           x                    343000
Rex Stores Corp.             COMMON        761624105           845       27250   SH           x                     27250
Santa Cruz Operation Inc.    OTC  IS       801833104           597       50000   SH           x                     50000
Santa Fe Intl                COMMON        G7805C108          1078       50000   SH           x                     50000
Smith International Inc.     COMMON        832110100          3645       90000   SH           x                     90000
Sky Lynx Inc.-pvt.pl. PFD    OTC  IS                           500      500000   SH           x                    500000
Schlumberger Ltd             COMMON        806857108          4362       70000   SH           x                     70000
Symantec Corp.               OTC  IS       871503108          1079       30000   SH           x                     30000
AT&T Corp.                   COMMON        001957109          5002      115000   SH           x                    115000
Tel-Save Holdings            OTC  IS       874264104          1484      115000   SH           x                    115000
Temple Inland Inc.           COMMON        879868107          2806       46000   SH           x                     46000
Tktmstr-Online Citysearch    OTC  IS       88633P203          1209       50000   SH           x                     50000
Tumbleweed Communications    OTC  IS       899690101          2809      105000   SH           x                    105000
TheStreet.Com Inc.           OTC  IS       88368Q103           961       53000   SH           x                     53000
Crown Castle Intl Corp.      OTC  IS       228227104          1872      100000   SH           x                    100000
Time Warner Inc.             COMMON        887315109           364        6000   SH           x                      6000
Texaco Inc.                  COMMON        881694103           631       10000   SH           x                     10000
US West Inc                  COMMON        91273H101          5136       90000   SH           x                     90000
Vang'd Tech. Pfd. Ser. BPP                                    1100     2707549   SH           x                   2707549
Value America Inc.           OTC  IS       92038N102           287       22500   SH           x                     22500
MCI Worldcom Inc.            OTC  IS       55268B106          6109       85000   SH           x                     85000
Venator Group                COMMON        922944103          2141      250000   SH           x                    250000
Zale Corp                    COMMON        988858106          1843       48100   SH           x                     48100
                                                           187,220


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